Consolidated Statements of Financial Position	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)
Current assets
Cash and cash equivalents	$ 5,427,739	$ 128,777
Other receivables	104,320	50,933
Short-term investment (Note 5)	86,112	193,750
Prepaid expenses	40,403	14,245
Related parties (Note 6b)	136,002	46,988
Total current assets	5,794,576	434,693
Non-current assets
Property and equipment	1,727	12,902
Intangible assets (Note 3)	119,310	130,264
Restricted cash	37,675	14,653
Right-of-use asset (Note 4)		35,730
Deferred offering costs		198,173
Total non-current assets	158,712	391,722
Total assets	5,953,288	826,415
Current liabilities
Accounts payable and accrued liabilities	617,004	1,396,960
Due to related parties (Note 6)	42,433	206,494
Derivative warrants liabilities (Note 7)	4,310,379
Derivative liability (Note 8d (iii))		290,569
Lease liability (Note 4)		38,390
Total liabilities	4,969,816	1,932,413
Shareholders’ equity (deficit)
Share capital and share premium (Note 8)	17,131,223	6,706,644
Warrants (Note 9)	459,341	459,110
Share-based payment reserve (Notes 10,11)	2,182,221	1,896,724
Accumulated other comprehensive loss	(21,250)	(21,250)
Accumulated deficit	(18,768,063)	(10,147,226)
Total shareholders’ equity (deficit)	983,472	(1,105,998)
Total liabilities and shareholders’ equity (deficit)	$ 5,953,288	$ 826,415